Financial risk exposure and risk management (Tables)	12 Months Ended
Dec. 31, 2023
Financial risk exposure and risk management
Summary of maturity analysis of the Company's financial liabilities, and contractual obligations

		Less than one	One to three	After three
As at December 31, 2023	Total	year	years	years
Amounts payable and other liabilities	$15,666	$15,666	$—	$—
Lease obligation	2,573	444	933	1,196
Debt	57,000	—	57,000	—
Total contractual obligations	$75,239	$16,110	$57,933	$1,196

		Less than one	One to three	After three
As at December 31, 2022	Total	year	years	years
Amounts payable and other liabilities	$11,320	$11,320	$—	$—
Lease obligation	2,340	317	612	1,411
Total contractual obligations	$13,660	$11,637	$612	$1,411